OPERATING LEASES	12 Months Ended
Jul. 31, 2026
Operating Leases
OPERATING LEASES

3. OPERATING LEASES:

Lessor

The Company leases office and retail space to tenants under operating leases in commercial buildings. The rental terms range from approximately 5 to 49 years. The leases provide for the payment of fixed base rent payable monthly in advance as well as reimbursements of real estate taxes and common area costs. The Company has elected to account for lease revenues and the reimbursements of common area costs as a single component included as rental income in our consolidated statements of operations.

The following table disaggregates the Company’s revenues by lease and non-lease components:

	Years Ended July 31,
	2026	2025
Base rent – fixed	$19,065,617	$20,441,035
Reimbursements of common area costs	623,146	740,924
Non-lease components (real estate taxes)	1,405,743	1,287,751
Rental income	$21,094,506	$22,469,710

	Years Ended July 31,
	2026	2025
Base rent – fixed
Company owned property	$12,394,574	$13,802,232
Leased property	6,671,043	6,638,803
	19,065,617	20,441,035
Reimbursements of common area costs & Non lease components (real estate taxes)
Company owned property	1,218,149	1,200,313
Leased property	810,740	828,362
	2,028,889	2,028,675
Total	$21,094,506	$22,469,710

Future minimum non-cancelable rental income for leases with initial or remaining terms of one year or more is as follows:

Year Ended July 31,	Company Owned Property	Leased Property	Total
2027	$10,827,304	$5,298,439	$16,125,743
2028	9,957,317	4,945,095	14,902,412
2029	9,192,571	4,005,211	13,197,782
2030	7,550,072	2,356,479	9,906,551
2031	6,239,965	1,715,591	7,955,556
After 2031	31,895,436	6,647,425	38,542,861
Total	$75,662,665	$24,968,240	$100,630,905

Lessee

The Company’s real estate operations include leased properties under long-term, non-cancelable operating lease agreements. The leases expire at various dates through 2073, including options to extend or terminate the lease when it is reasonably certain the Company will exercise that option. Certain leases provide for increases in future minimum annual rental payments as defined in the lease agreements. As of July 31, 2026, our operating leases had a weighted average remaining lease term of 15.39 years and a weighted average discount rate of 3.74%.

In August 2025, the Company exercised the second of four five-year option periods with its landlord to extend the Jamaica Avenue at 169th Street, Jamaica, New York property lease beyond May 31, 2035 for a total of five years through May 31, 2040. The effect of the five-year lease extension on the measurement of operating right-of-use assets, liabilities, and monthly rent expense follows:

	Jamaica Avenue at 169th Street
	Increase in Operating Lease Right- of-Use Asset	Increase in Operating Lease Liability	Decrease in Monthly Rent Expense
Remeasurement change resulting from August 2025 lease extension	$1,575,690	$1,575,690	$(14,766)

Sublease rental income from the Company’s real estate operations for leased real property exceeded operating lease costs as follows:

	Years Ended July 31,
	2026	2025
Sublease income	$7,481,783	$7,467,165
Operating lease cost	(2,820,664)	(2,997,462)
Excess of sublease income over lease cost	$4,661,119	$4,469,703

	Years Ended July 31,
	2026	2025
Other information:
Operating cash flows from operating leases	$2,237,257	$2,167,284

The following is a maturity analysis of the annual undiscounted cash flows of the operating lease liabilities as of July 31, 2026:

Year ended July 31	Operating Leases
2027	$2,328,731
2028	2,349,076
2029	2,370,098
2030	2,293,975
2031	1,740,359
Thereafter	20,753,496
Total undiscounted cash flows	31,835,735
Less: present value discount	(7,548,833)
Total Lease Liabilities	$24,286,902